FINANCIAL OBLIGATIONS - Borrowings from development entities - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amount of financial obligations with development entities	$ 4,083,085	$ 3,854,907
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Amount of financial obligations with development entities	4,798,022	4,241,367
Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Amount of financial obligations with development entities	$ 15,111	$ 115,908